Condensed Interim Consolidated Statements of Financial Position - USD ($) $ in Thousands	Sep. 30, 2025	Mar. 31, 2025
Current assets
Cash	$ 22,643	$ 23,375
Amounts receivable and prepaids, net	16,994	11,758
Derivative asset	47,015	1,300
Investments	25,658	24,136
Digital currencies	24,364	181,146
Total current assets	136,674	241,715
Plant and equipment, net	464,327	202,848
Long term receivables, net	44,623	6,602
Deposits, net	42,735	74,887
Right of use assets	4,612	5,546
Total assets	692,971	531,598
Current liabilities
Accounts payable and accrued liabilities	31,187	15,377
Current portion of convertible loan	1,436	1,871
Current portion of lease liability	2,841	2,645
Acquisition loan payable	0	31,000
Current portion of loans payable	3,107	2,792
Current portion of term loan	2,857	3,558
Warrant liability	4,055	760
Current income tax liability	8,131	7,954
Total current liabilities	53,614	65,957
Loans payable	10,946	10,200
Lease liability	1,963	3,095
Deferred tax liability	1,849	3,209
Total liabilities	68,372	82,461
Equity
Share capital	0	0
Additional paid in capital	871,751	716,708
Accumulated other comprehensive income	7,491	6,291
Accumulated deficit	(254,643)	(273,862)
Total equity	624,599	449,137
Total liabilities and equity	$ 692,971	$ 531,598